GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS
Schedule of changes in the carrying amount of goodwill

The changes in the carrying amount of goodwill are as follows (in thousands):

	Cash Advance	ATM	Check Services	Games	Other	Total
Goodwill
Balance, December 31, 2012	$100,937	33,051	23,281	—	22,872	180,141
Foreign translation adjustment	(57)	—	—	—	—	(57)
Balance, December 31, 2013	$100,880	$33,051	$23,281	$—	$22,872	$180,084
Goodwill acquired during the year	—	—	—	669,452	8,439	677,891
Foreign translation adjustment	(62)	—	—	—	—	(62)
Balance, December 31, 2014	$100,818	$33,051	$23,281	$669,452	$31,311	$857,913

Schedule of other intangible assets

Other intangible assets consist of the following (in thousands):

		At March 31, 2015			At December 31, 2014
	Useful Life (years)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Other intangible assets
Contract rights under development and placement fee agreements	1 - 7	$14,919	$2,104	$12,815	$14,000	$301	$13,699
Customer contracts	7 - 14	43,938	31,093	12,845	43,938	29,931	14,007
Customer relationships	8 - 12	231,100	5,999	225,101	231,100	733	230,367
Developed technology and software	1 - 6	179,139	27,492	151,647	174,417	14,604	159,813
Patents, trademarks and other	1 - 17	27,700	10,005	17,695	27,856	8,957	18,899
Total		$496,796	$76,693	$420,103	$491,311	$54,526	$436,785

Other intangible assets consist of the following (in thousands):

				At June 30, 2015			At December 31, 2014
	Useful Life				Accumulated	Net Book		Accumulated	Net Book
	(years)			Cost	Amortization	Value	Cost	Amortization	Value
Other intangible assets
Contract rights under development and placement fee agreements	1	-	7	$16,387	$4,092	$12,295	$14,000	$301	$13,699
Customer contracts	7	-	14	43,938	32,221	11,717	43,938	29,931	14,007
Customer relationships	8	-	12	231,100	11,240	219,860	231,100	733	230,367
Developed technology and software	1	-	6	184,242	40,679	143,563	174,417	14,604	159,813
Patents, trademarks and other	1	-	17	27,841	11,144	16,697	27,856	8,957	18,899
Total				$503,508	$99,376	$404,132	$491,311	$54,526	$436,785

Other intangible assets consist of the following (in thousands):

				At December 31, 2014			At December 31, 2013
	Useful Life				Accumulated	Net Book		Accumulated	Net Book
	(years)			Cost	Amortization	Value	Cost	Amortization	Value
Intangible assets
Contract rights under development and placement fee agreements	1	-	7	$14,000	$301	$13,699	$—	$—	$—
Customer contracts	7	-	14	43,938	29,931	14,007	39,142	25,670	13,472
Customer relationships	8	-	12	231,100	733	230,367	—	—	—
Developed technology	2	-	6	140,289	1,571	138,718	—	—	—
Computer software	1	-	5	34,128	13,033	21,095	26,386	13,069	13,317
Patents, trademarks and other	1	-	17	27,856	8,957	18,899	12,423	7,677	4,746
Total				$491,311	$54,526	$436,785	$77,951	$46,416	$31,535

Schedule of anticipated amortization expense related to other intangible assets, assuming no subsequent impairment of the underlying assets

The anticipated amortization expense related to other intangible assets, assuming no subsequent impairment of the underlying assets, is as follows (in thousands):

Anticipated amortization expense

Amount
2015	$91,651
2016	85,757
2017	47,522
2018	36,559
2019	35,392
Thereafter	139,904
Total	$436,785